Label	Element	Value
Accounting Standards Update [Extensible Enumeration]	us-gaap_AccountingStandardsUpdateExtensibleList	Accounting Standards Update 2016-13 [Member]
Previously Reported [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	$ 7,333,000,000
Group Pension [Member] | Corporate and Other [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	780,000,000
Group Pension [Member] | Previously Reported [Member] | Corporate and Other [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	771,000,000
Term [Member] | Previously Reported [Member] | Protection Solutions [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	1,415,000,000
Payout [Member] | Individual Retirement [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	3,407,000,000
Payout [Member] | Previously Reported [Member] | Individual Retirement [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	3,047,000,000
Health [Member] | Corporate and Other [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	2,300,000,000
Health [Member] | Previously Reported [Member] | Corporate and Other [Member]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	us-gaap_LiabilityForFuturePolicyBenefitExpectedFuturePolicyBenefitBeforeReinsuranceAfterDiscountRateChange	$ 2,100,000,000